Construction in Progress (Details) - Artificial Intelligence Platform [Member] ¥ in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Apr. 10, 2025 USD ($)	Apr. 10, 2025 CNY (¥)
Construction in Progress [Line Items]
Totaling price			$ 32.6	¥ 225.0
Amount paid on agreements	$ 4.5	¥ 31.1